TAXATION - Summary of Taxation Charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax:
Charge in respect of current period	$ 7,254	$ 3,272	$ 7,597
Adjustments in respect of prior periods	(719)	(56)	(1)
Total	6,535	3,216	7,596
Deferred tax:
Relating to the origination and reversal of temporary differences, tax losses and credits	2,971	(9,063)	1,377
Relating to changes in tax rates and legislation	10	(16)	(67)
Adjustments in respect of prior periods	(317)	430	147
Total	2,664	(8,649)	1,457
Total taxation charge/(credit)	$ 9,199	$ (5,433)	$ 9,053